Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (1,032,861)	$ (145,678)	¥ (386,823)	¥ (703,537)
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	19,192	2,707	137,775	(133,840)
Other comprehensive (loss)/income	19,192	2,707	137,775	(133,840)
Comprehensive loss	(1,013,669)	(142,971)	(249,048)	(837,377)
Less: comprehensive income/ (loss) attributable to non-controlling interests
Continuing operations	(17,271)	(2,435)	769	(546)
Discontinued operations	(19,286)	(2,720)	7,488	6,432
Comprehensive loss attributable to ordinary shareholders	¥ (977,112)	$ (137,816)	¥ (257,305)	¥ (843,263)